CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Costs and expenses:
Cost of revenues	4,615
Selling, general and administrative expenses	230
Operating income	439	478	947	836	747
Non-operating income (expense):
Interest income	1
Interest expense	(56)
Other income (expense), net	5		2	6	(15)
Income from continuing operations before income taxes	389
Benefit (provision) for income taxes	(147)
Income from continuing operations	242
Discontinued operations (Note 18):
Income from discontinued operations before income taxes	117
Provision for income taxes	(50)
Income from discontinued operations	67
Net income	309
Basic:
Income from continuing operations	$ 0.68
Income from discontinued operations	$ 0.19
Total basic earnings per share	$ 0.87
Diluted:
Income from continuing operations	$ 0.68
Income from discontinued operations	$ 0.19
Total diluted earnings per share	$ 0.87
Science Applications International Corporation [Member]
Revenues	5,284	5,376	10,921	10,580	9,768
Costs and expenses:
Cost of revenues	4,615	4,656	9,476	9,151	8,464
Selling, general and administrative expenses	230	242	498	593	557
Operating income	439	478	947	836	747
Non-operating income (expense):
Interest income	1	1	2	2	20
Interest expense	(60)	(46)	(94)	(98)	(120)
Other income (expense), net	5	(2)	2	6	(15)
Income from continuing operations before income taxes	385	431	857	746	632
Benefit (provision) for income taxes	(144)	(156)	(307)	(281)	(231)
Income from continuing operations	241	275	550	465	401
Discontinued operations (Note 18):
Income from discontinued operations before income taxes	117	54	89	24	1
Provision for income taxes	(50)	(20)	(28)	(7)	17
Income from discontinued operations	67	34	61	17	18
Net income	308	309	611	482	419
As Adjusted [Member]
Revenues		5,376	10,921	10,580	9,768
Costs and expenses:
Cost of revenues		4,656	9,476	9,151	8,464
Selling, general and administrative expenses		242	498	593	557
Operating income		478	947	836	747
Non-operating income (expense):
Interest income		1	2	2	20
Interest expense		(37)	(79)	(76)	(78)
Other income (expense), net		(2)	2	6	(15)
Income from continuing operations before income taxes		440	872	768	674
Benefit (provision) for income taxes		(159)	(314)	(289)	(246)
Income from continuing operations		281	558	479	428
Discontinued operations (Note 18):
Income from discontinued operations before income taxes		54	89	24	1
Provision for income taxes		(20)	(28)	(7)	17
Income from discontinued operations		34	61	17	18
Net income		$ 315	$ 619	$ 496	$ 446
Basic:
Income from continuing operations		$ 0.73	$ 1.48	$ 1.20	$ 1.05
Income from discontinued operations		$ 0.09	$ 0.17	$ 0.05	$ 0.05
Total basic earnings per share		$ 0.82	$ 1.65	$ 1.25	$ 1.10
Diluted:
Income from continuing operations		$ 0.73	$ 1.48	$ 1.19	$ 1.03
Income from discontinued operations		$ 0.09	$ 0.16	$ 0.04	$ 0.05
Total diluted earnings per share		$ 0.82	$ 1.64	$ 1.23	$ 1.08